ACQUISITIONS AND DISPOSITIONS (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Nalco merger	Dec. 31, 2013 Nalco merger	Dec. 31, 2011 Nalco merger Initial Valuation	Dec. 31, 2012 Nalco merger Adjustments to Fair Value	Dec. 31, 2012 Nalco merger Final Valuation	Dec. 31, 2013 Customer relationships Nalco merger	Dec. 31, 2011 Customer relationships Nalco merger Initial Valuation	Dec. 31, 2012 Customer relationships Nalco merger Final Valuation	Dec. 31, 2013 Other technology Nalco merger	Dec. 31, 2011 Other technology Nalco merger Initial Valuation	Dec. 31, 2012 Other technology Nalco merger Final Valuation	Dec. 31, 2013 Patents Nalco merger	Dec. 31, 2011 Patents Nalco merger Initial Valuation	Dec. 31, 2012 Patents Nalco merger Final Valuation	Dec. 31, 2013 Trademarks Nalco merger	Dec. 31, 2011 Trademarks Nalco merger Initial Valuation	Dec. 31, 2012 Trademarks Nalco merger Final Valuation	Dec. 31, 2011 Trade names Nalco merger Initial Valuation	Dec. 31, 2012 Trade names Nalco merger Final Valuation
Assets acquired and liabilities assumed
Current assets														$ 1,869.6	$ (0.1)	$ 1,869.5
Property, plant and equipment														1,069.2	(1.2)	1,068.0
Other assets														97.3	(3.3)	94.0
Identifiable intangible assets																		2,160.0	2,160.0		91.0	91.0		321.0	321.0		79.0	79.0	1,230.0	1,230.0
Total assets acquired														6,917.1	(4.6)	6,912.5
Current liabilities														1,105.5	(0.1)	1,105.4
Long-term debt														2,858.4		2,858.4
Pension and postretirement benefits														505.7	5.6	511.3
Net deferred tax liability														1,188.7	5.3	1,194.0
Noncontrolling interests and other liabilities														167.7	35.5	203.2
Total liabilities and noncontrolling interests assumed														5,826.0	46.3	5,872.3
Goodwill	6,862.9				5,920.5				6,862.9	5,920.5			4,500.0	4,403.9	53.0	4,456.9
Total consideration transferred												5,497.1		5,495.0	2.1	5,497.1
Net sales	3,559.5	3,484.0	3,337.8	2,872.1	3,045.8	3,023.3	2,958.7	2,810.9	13,253.4	11,838.7	6,798.5	193.4
Operating Income	470.6	476.0	352.3	261.7	395.8	401.2	326.5	165.8	1,560.6	1,289.3	753.8	13.8
Weighted average useful lives of identifiable intangible assets acquired									13 years	13 years	13 years						15 years			8 years			14 years			15 years
Pro forma net sales and results of operations
Net sales											11,283.9
Net income attributable to Ecolab											$ 665.5
Earnings attributable to Ecolab per common share
Basic (in dollars per share)											$ 2.22
Diluted (in dollars per share)											$ 2.17